Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015
C000121593
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Quality Income Fund - Class S
Account Value	$ 12,099	$ 12,056	$ 11,902	$ 11,834	$ 11,866	$ 11,788	$ 11,919	$ 11,803	$ 11,688	$ 11,558	$ 11,483	$ 11,393	$ 11,450	$ 11,386	$ 11,382	$ 11,351	$ 11,194	$ 11,023	$ 11,030	$ 11,066	$ 11,054	$ 11,018	$ 11,020	$ 11,045	$ 11,004	$ 10,926	$ 10,989	$ 10,876	$ 10,866	$ 10,796	$ 10,829	$ 10,959	$ 11,022	$ 10,987	$ 10,994	$ 10,976	$ 11,045	$ 11,079	$ 11,050	$ 11,060	$ 11,071	$ 11,075	$ 11,061	$ 11,061	$ 11,050	$ 11,033	$ 10,991	$ 10,978	$ 10,944	$ 10,933	$ 10,926	$ 10,900	$ 10,860	$ 10,806	$ 10,817	$ 10,806	$ 10,784	$ 10,753	$ 10,700	$ 10,668	$ 10,592	$ 10,721	$ 10,654	$ 10,586	$ 10,571	$ 10,557	$ 10,531	$ 10,524	$ 10,465	$ 10,456	$ 10,419	$ 10,410	$ 10,381	$ 10,332	$ 10,294	$ 10,265	$ 10,259	$ 10,241	$ 10,244	$ 10,228	$ 10,202	$ 10,184	$ 10,179	$ 10,165	$ 10,161	$ 10,158	$ 10,166	$ 10,174	$ 10,163	$ 10,162	$ 10,152	$ 10,152	$ 10,132	$ 10,131	$ 10,121	$ 10,100	$ 10,081	$ 10,073	$ 10,075	$ 10,057	$ 10,050	$ 10,074	$ 10,067	$ 10,062	$ 10,042	$ 10,025	$ 10,026	$ 10,008	$ 9,990	$ 9,974	$ 9,965	$ 9,978	$ 9,980	$ 9,973	$ 9,984	$ 9,997	$ 9,998	$ 10,000	$ 9,995	$ 10,008	$ 10,000
C000235257
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Quality Income Fund - Class Y
Account Value	$ 11,038	11,008	10,854	10,802	10,828	10,744	10,861	10,763	10,657	10,525	10,455	10,382	10,431	10,359	10,354	10,323	10,189	10,032	10,026	10,067	10,043	10,019	10,008	10,028	9,990	9,916	9,971	9,867	9,856	9,790	9,829	9,934	9,989	9,955	9,970	10,000
C000009601
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Tax-Free Income Fund - Class S
Account Value	$ 12,385												12,021												11,462												11,960												12,540												11,749												11,557												11,147												10,517												10,478												10,000
C000229508
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Tax-Free Income Fund - Class Y
Account Value	$ 9,801	10,001	9,870	9,849	9,996	9,821	9,926	9,772	9,721	9,642	9,428	9,396	9,489	9,465	9,373	9,330	9,130	8,615	8,748	9,011	9,165	9,148	9,017	9,007	9,025	8,956	9,121	8,863	8,856	8,508	8,597	8,935	9,063	8,844	9,139	9,020	9,394	9,765	9,843	10,143	10,109	10,001	10,008	10,095	10,109	10,046
C000009602
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Minnesota Tax-Free Income Fund
Account Value	$ 11,870												11,725												11,314												11,554												12,107												11,428												11,240												10,792												10,368												10,389												10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291	11,033	10,930	10,747	11,026	10,925	11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852	11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,138	12,061	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399	10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,156	10,152	9,933	9,881	10,045	9,940	10,193	10,058	9,916	9,690	9,599	9,439	9,683	9,595	9,732	9,759	9,399	8,992	9,136	9,374	9,435	9,441	9,475	9,579	9,522	9,286	9,532	9,248	9,290	8,960	9,078	9,488	9,764	9,531	9,683	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,341												12,193												11,823												11,793												12,344												11,700												11,266												10,690												10,414												10,398												10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	9,885	10,055	9,957	9,907	10,053	9,883	10,029	9,931	9,853	9,764	9,617	9,645	9,766	9,766	9,754	9,804	9,581	9,009	9,086	9,361	9,498	9,460	9,366	9,448	9,470	9,264	9,479	9,214	9,188	8,777	8,851	9,204	9,410	9,168	9,321	9,184	9,445	9,762	9,797	10,073	10,056	9,972	10,001	10,074	10,111	10,027
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,341												12,193												11,823												11,793												12,344												11,700												11,266												10,690												10,414												10,398												10,000
Bloomberg 1 - 3 Year Government/Credit Index
Account Value [Line Items]
Account Value	11,871	11,817	11,735	11,681	11,656	11,617	11,684	11,587	11,483	11,348	11,285	11,203	11,241	11,196	11,237	11,194	11,062	10,934	10,900	10,905	10,867	10,821	10,865	10,899	10,862	10,706	10,786	10,700	10,680	10,593	10,606	10,737	10,821	10,765	10,841	10,775	10,833	10,982	11,030	11,110	11,127	11,136	11,173	11,182	11,182	11,163	$ 11,180	$ 11,166	11,158	$ 11,163	$ 11,166	$ 11,163	$ 11,152	$ 11,141	$ 11,139	$ 11,138	$ 11,134	$ 11,114	$ 11,091	$ 11,054	10,985	$ 10,951	$ 10,862	$ 10,802	$ 10,776	$ 10,777	$ 10,739	$ 10,745	$ 10,659	$ 10,665	$ 10,606	$ 10,533	10,509	$ 10,441	$ 10,425	$ 10,384	$ 10,304	$ 10,274	$ 10,263	$ 10,270	$ 10,234	$ 10,229	$ 10,228	$ 10,190	10,200	$ 10,184	$ 10,193	$ 10,221	$ 10,217	$ 10,239	$ 10,242	$ 10,255	$ 10,234	$ 10,208	$ 10,212	$ 10,195	10,176	$ 10,171	$ 10,154	$ 10,135	$ 10,129	$ 10,171	$ 10,175	$ 10,163	$ 10,174	$ 10,172	$ 10,111	$ 10,118	10,104	$ 10,068	$ 10,059	$ 10,007	$ 10,020	$ 10,040	$ 10,043	$ 10,013	$ 10,020	$ 10,014	$ 10,017	$ 10,008	10,000
Bloomberg 1 - 3 Year Government/Credit Index
Account Value [Line Items]
Account Value	10,958	10,908	10,832	10,783	10,760	10,724	10,785	10,696	10,599	10,475	10,417	10,342	10,376	10,335	10,373	10,333	10,211	10,093	10,062	10,066	10,031	9,989	10,030	10,061	10,026	9,882	9,957	9,877	9,858	9,778	9,790	9,911	9,989	9,937	10,007	9,946
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Account Value	11,823												11,538												11,317												11,122												11,644												11,082												10,844												10,385												10,318												10,282												10,000
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Account Value	10,108	$ 10,167	$ 10,080	$ 10,016	$ 10,091	$ 10,016	$ 10,121	$ 10,051	$ 9,923	$ 9,822	$ 9,720	$ 9,783	9,864	$ 9,876	$ 9,869	$ 9,901	$ 9,752	$ 9,396	$ 9,410	$ 9,570	$ 9,635	$ 9,605	$ 9,538	$ 9,631	9,675	$ 9,495	$ 9,684	$ 9,492	$ 9,449	$ 9,191	$ 9,211	$ 9,477	$ 9,640	$ 9,468	$ 9,497	$ 9,351	9,508	$ 9,737	$ 9,776	$ 10,019	$ 10,006	$ 9,986	$ 10,015	$ 10,061	$ 10,067	$ 10,002
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Account Value	$ 11,823												$ 11,538												$ 11,317												$ 11,122												$ 11,644												$ 11,082												$ 10,844												$ 10,385												$ 10,318												$ 10,282												$ 10,000